Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	6-K
Document Fiscal Year Focus	2024
Entity Registrant Name	ICON plc
Amendment Flag	false
Document Fiscal Period Focus	Q1
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 31, 2024